Fair Value Measurements - Change in the Fair Value of the Convertible note - related party (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of convertible note - related party	$ 131,260	$ 131,260
Fair Value of convertible note - related party, June 30, 2021	631,260	631,260
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial fair value of convertible note - related party - second quarter		500,000
Change in fair value of convertible note - related party		131,260
Fair Value of convertible note - related party, June 30, 2021	$ 631,260	$ 631,260